Provisions	12 Months Ended
Dec. 31, 2022
Provisions
Provisions

Note 26 Provisions

	Social Security Costs on
Provisions as of December 31, 2022	Share-Based Payment	Other Provisions	Provisions, net
Opening balance	13,084	1,446	14,530
Provisions for the year	1,027	—	1,027
Amounts claimed for the year	(204)	—	(204)
Reversal of unused amounts	(2,666)	(1,573)	(4,239)
Exchange differences	551	127	678
Total	11,792	—	11,792

	Social Security Costs on
Provisions as of December 31, 2021	Share-Based Payment	Other Provisions	Provisions, net
Opening balance	4,972	1,419	6,391
Provisions for the year	8,112	—	8,112
Exchange differences	—	27	27
Total	13,084	1,446	14,530

Social Security Costs on Share-Based Payment

There is uncertainty as to when social security costs for share-based payments will be paid in the future, and what amount they will ultimately be adjusted to as it is dependent on market values at the time when share awards are used.